FEDERAL HOME LOAN ADVANCES	12 Months Ended
Jun. 30, 2016
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
FEDERAL HOME LOAN BANK ADVANCES

13.	FEDERAL HOME LOAN BANK ADVANCES

The following table presents contractual maturities of FHLB long-term advances as of June 30:

			Weighted-	Stated interest
	Maturity range		average	rate range
Description	from	to	interest rate [1]	from	to	2016	2015
						(Dollars in Thousands)
Convertible	07/27/17	07/27/17	4.26%	4.26%	4.26%	$10,000	$12,500
Adjustable	08/11/17	09/01/17	0.43%	0.60%	0.64%	6,109	105,305

Total						$16,109	$117,805

Maturities of FHLB long-term advances at June 30, 2016, are summarized as follows:

Weighted-
Maturing During		Average
Fiscal Year Ended		Interest
June 30:	Amount	Rate
(Dollars in Thousands)
2017	$—	—%
2018	16,108	2.88
2019	—	—
2020	—	—
2021 and thereafter	—	—

Total	$16,109	2.88%

The terms of the convertible advances reset to the three-month London Interbank Offered Rate (“LIBOR”) and have various spreads and call dates of three months. The FHLB has the right to convert from a fixed rate to a predetermined floating rate on its conversion date or quarterly thereafter. Should the advance be converted, the Company has the right to pay off the advance without penalty.

The adjustable rate advances adjust monthly, based on the one-month LIBOR index, and have various spreads to the LIBOR index. The spreads to the applicable LIBOR index range from 0.16% to 0.17%. The adjustable rate advances are not convertible or callable. The FHLB advances are secured by the Company’s FHLB stock, mortgage-backed and investment securities and loans, and are subject to substantial prepayment penalties.

[1]	For fiscal year ended 2016.

The Company also utilized revolving and short-term FHLB advances. Short-term FHLB advances generally mature within 90 days, while revolving FHLB advances may be repaid by the Company without penalty. The following table presents information regarding such advances as of June 30:

	2016	2015
	(Dollars in Thousands)
FHLB revolving and short-term advances:
Ending balance	$144,027	$37,830
Average balance during the year	47,413	23,496
Maximum month-end balance during the year	144,027	37,830
Average interest rate during the year	0.50%	0.31%
Weighted-average rate at year-end	0.54%	0.32%

At June 30, 2016, the Company had remaining borrowing capacity with the FHLB of approximately $5.3 million.

The FHLB advances are secured by the Company’s FHLB stock, loans, mortgage-backed and investment securities. FHLB advances are subject to substantial prepayment penalties.